Consolidated Statements of Changes in Equity - BRL BRL in Thousands	Total	Approval of proposed additional dividends	Interim dividends	Capital Units [Member]	Share issue costs	Capital Reserve	Capital Reserve Interim dividends	Obligations in equity instruments	Treasury Shares	Reserve for additional dividends	Reserve for additional dividends Approval of proposed additional dividends	Accumulated losses	Other comprehensive income (loss)	Parent	Parent Approval of proposed additional dividends	Parent Interim dividends	Noncontrolling Interest
Beginning balance at Dec. 31, 2012	BRL 20,428,653			BRL 7,308,753	BRL (56,609)	BRL 17,362,822			BRL (2,104,524)	BRL 391,322		BRL (2,707,161)	BRL 234,050	BRL 20,428,653
Capital increase with redeemable shares				162,456		(162,456)
Attributed dividends		BRL (391,322)	BRL (500,000)				BRL (500,000)				BRL (391,322)				BRL (391,322)	BRL (500,000)
Obligations in equity instruments	(162,456)					(162,456)								(162,456)
Share issue costs	62				62									62
Net income (loss) for the year	604,423											604,423		604,423
Other comprehensive income (loss)	33,997												33,997	33,997
Recognition of investment reserve						1,493,015						(1,493,015)
Ending balance at Dec. 31, 2013	20,013,357			7,471,209	(56,547)	18,030,925			(2,104,524)			(3,595,753)	268,047	20,013,357
Acquisition of interests - PT Portugal	1,468,602																BRL 1,468,602
Capital increase	13,959,900			13,959,900										13,959,900
Capital increase with reinvestment tax incentives				7,111		(7,111)
Attributed dividends	(84,131)																(84,131)
Share issue costs	(253,045)				(253,045)									(253,045)
Obligations in equity instruments	(2,894,619)							BRL (2,894,619)						(2,894,619)
Exchange for treasury shares	(263,028)								(263,028)					(263,028)
Net income (loss) for the year	(4,780,430)											(4,781,720)		(4,781,720)			1,290
Realization of legal reserve						(383,527)						383,527
Other comprehensive income (loss)	(13,529)												(136,965)	(136,965)			123,436
Ending balance at Dec. 31, 2014	27,153,077			21,438,220	(309,592)	17,640,287		(2,894,619)	(2,367,552)			(7,993,946)	131,082	25,643,880			1,509,197
Acquisition of interests - TMARPart (Note 1)	116,604					122,413						(5,809)		116,604
Capital increase				154		(154)
Share exchange costs	(135,351)				(135,351)									(135,351)
Share issue costs	(377,429)
Obligations in equity instruments	(268,921)							(268,921)						(268,921)
Exchange for treasury shares								BRL 3,163,540	(3,163,540)
Net income (loss) for the year	(9,572,036)											(9,159,343)		(9,159,343)			(412,693)
Other comprehensive income (loss)	(646,933)												(740,976)	(740,976)			94,043
Ending balance at Dec. 31, 2015	BRL 16,646,440			BRL 21,438,374	BRL (444,943)	BRL 17,762,546			BRL (5,531,092)			BRL (17,159,098)	BRL (609,894)	BRL 15,455,893			BRL 1,190,547